Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

12. Employee Benefit Plans

Prior to July 1, 2012, substantially all employees of the Company were eligible to participate in the Cash America International, Inc. 401(k) Savings Plan. Effective on July 1, 2012, the Company established the Enova International, Inc. 401(k) Savings Plan (the “401(k) Plan”), which is open to substantially all employees of the Company and its subsidiaries. New employees are automatically enrolled in this plan unless they elect not to participate. Prior to July 1, 2012, the Cash America International, Inc. Nonqualified Savings Plan was available to certain members of Company management. The Enova International, Inc. Nonqualified Savings Plan (the “NQSP”) was established effective July 1, 2012 and is available in lieu of the Cash America International, Inc. Nonqualified Savings Plan to certain members of Company management. Participants may contribute up to 75% of their earnings to the 401(k) Plan subject to regulatory and other plan restrictions. NQSP participants may contribute up to 80% of their annual bonus and up to 50% of their other eligible compensation to the NQSP. The Company makes matching cash contributions of 50% of each participant’s contributions, based on participant contributions of up to 5% of compensation. Company contributions vest at the rate of 20% each year after one year of service; thus a participant is 100% vested after five years of service. The Company’s consolidated contributions to the 401(k) Plan and the NQSP were $1.0 million, $1.1 million and $1.0 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Effective on January 1, 2012, the Company established the Enova International, Inc. Supplemental Executive Retirement Plan (“SERP”) in which certain officers and certain other employees of the Company participate. Under this defined contribution plan, the Company makes an annual supplemental cash contribution to the SERP based on the objectives of the plan as approved by the Company’s (or, previously, Cash America’s) Management Development and Compensation Committee of the Board of Directors. The Company recorded compensation expense of $0.2 million for SERP contributions for each of the years ended December 31, 2014, 2013 and 2012.

The NQSP and the SERP are non-qualified deferred compensation plans. Benefits under the NQSP and the SERP are unfunded. As of December 31, 2014, 2013 and 2012, the Company held securities in rabbi trusts to pay benefits under these plans. These securities are classified as trading securities, and the unrealized gains and losses on these securities are netted with the costs of the plans in “General and administrative expenses” in the consolidated statements of income.

Amounts included in the consolidated balance sheets relating to the Nonqualified Savings Plan and the SERP were as follows (dollars in thousands):

	As of December 31,
	2014	2013
Prepaid expenses and other assets	$755	$559
Accounts payable and accrued expenses	$1,004	$723

In 2014, 2013 and 2012, Cash America’s Board of Directors approved grants of Performance Units under the Cash America International, Inc. First Amended and Restated 2004 Long-Term Incentive Plan, as Amended (“Cash America LTIP”) that, upon vesting, were paid solely in cash to the Company’s officers and certain of its other employees. Generally, each grant of Performance Units vested over a three-year period, subject to continued employment with Cash America and the satisfaction of certain conditions related to an increase in the Company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”) over the periods specified at the time of grant. The unit value of each award was based on a percentage of the increase in EBITDA over the prior year EBITDA. Payments for all Performance Units that vested were made within a reasonable period of time each year following certification of the applicable performance results by the Management Development and Compensation Committee of the Cash America Board of Directors. In addition, the Performance Unit award agreements are subject to a “clawback” provision that allows Cash America to recoup all or some of the payments made under certain circumstances if there is a material restatement of Cash America’s financial results. The agreements provided for immediate vesting and payment of awards that were outstanding and scheduled to vest within 12 calendar months following the date of a change in control of Cash America. Outstanding units granted in 2014, 2013, and 2012 were immediately vested with the Spin-off on November 13, 2014 and payments were made in December 2014. No awards were outstanding under this plan as of December 31, 2014.

The Company recorded compensation expense of $10.3 million, $6.2 million and $6.4 million related to all Performance Unit awards for the years ended December 31, 2014, 2013 and 2012, respectively.